SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of presentation
(a)
Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of consolidation
(b)
Principles of consolidation

The consolidated financial statements include the financial information of the Company, its wholly owned subsidiaries and its consolidated VIEs. All intercompany balances and transactions have been eliminated upon consolidation.

Variable interest entity

The VIE Arrangement with Shanghai Kunjia, the WFOE

In order to comply with the PRC laws and regulations currently in effect, which place certain restrictions and conditions on foreign ownership of certain areas of businesses, the Group operates relevant business in the Chinese mainland through its VIEs. In June 2018, the Company, through its wholly owned foreign invested subsidiary, Shanghai Kunjia or WFOE, entered into a series of contractual arrangements (“VIE agreements”) with Jiayin Technology and its respective shareholders that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs.

The VIE agreements that provide the Company effective control over the VIEs include:

Powers of Attorney:

Pursuant to the Power of Attorney, each of the four shareholders have signed power of attorney with WFOE to irrevocably authorize the board of directors / Executive Directors of WFOE and their successors to act as his or her attorney-in-fact to exercise all of his or her rights as a shareholder of Jiayin Technology including, but not limited to, the right (1) to make and sign the relevant shareholders’ general meeting decision on behalf of the shareholders of Jiayin Technology; (2) in accordance with the law and Jiayin Technology’s Charter of shareholders exercise the right to enjoy all the rights of shareholders, including but not limited to the right of shareholders to vote, sell or transfer or pledge or dispose of all or any part of Jiayin Technology’s shares; and (3) designate and appoint the legal representative, chairman, director, supervisor, general manager and other senior management of Jiayin Technology as the authorized representative of the Group. This power of attorney is irrevocable and continues to be in force during the period when the authorized person is a shareholder of WFOE, from the date of signature of this power of attorney.

Exclusive Purchase Agreement:

Pursuant to the Exclusive Purchase Agreement among WFOE, Jiayin Technology and the four shareholders of Jiayin Technology, the four shareholders and Jiayin Technology shall irrevocably grant WFOE, to purchase or appoint one or more persons from WFOE at any time to purchase all or part of the shares which is not subject to legal restriction or assets held by the four shareholders or Jiayin Technology. Except for WFOE and the designated person, no third party shall have the right to purchase shares and assets or other shares and assets related to the four shareholders. The consideration of the purchase should be RMB1 or the lowest price permitted by the PRC laws. The effective time period of this agreement is ten years, and will be automatically extended to further years.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued
(b)
Principles of consolidation - continued

Variable interest entity - continued

The VIE Arrangement with Shanghai Kunjia, the WFOE - continued

The agreements that transfer economic benefits to the Company include:

Exclusive Consultation and Service Agreement:

Pursuant to the Exclusive Consultation and Service Agreement between WFOE and Jiayin Technology, WFOE has the exclusive right to provide Jiayin Technology with consulting and other services. Without WFOE’s prior written consent, Jiayin Technology may not accept any services subject to this agreement from any third party. WFOE has the right to determine the service fee to be charged to Jiayin Technology under this agreement by considering, among other things, the complexity of the services, the actual cost that may be incurred for providing such services, as well as the value and comparable price on the market of the service provided. WFOE will have the exclusive ownership of all intellectual property rights created as a result of the performance of this agreement. Unless WFOE terminates this agreement in advance or otherwise provided by law, this agreement will remain effective for ten years and shall automatically extend the term of this agreement prior to its expiration. Jiayin Technology may not terminate this agreement unilaterally.

Equity Pledge Agreement:

Pursuant to the Equity Pledge Agreement among WFOE, Jiayin Technology and the four shareholders, in order to ensure that Jiayin Technology and its shareholders will fulfill the obligations under the power of attorney, the exclusive consultation and service agreement, and the exclusive purchase agreement (collectively “the Main Agreement”), the four shareholders have pledged 100% equity interest in Jiayin Technology to WFOE. According to the Main Agreement, the pledgee has the right to charge the service fee to Jiayin Technology. Those shareholders and WFOE also agree that without a prior written consent of the pledgee, they shall not transfer the shares or set up any pledge or other form of guarantee which may affect the rights and interests of the pledgee.

These contractual arrangements allow the Company, through its wholly owned subsidiary WFOE, to effectively control the VIEs, and to derive substantially all of the economic benefits from them. Accordingly, the Company has consolidated the financial results of the VIEs. The Company believes that the contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued
(b)
Principles of consolidation - continued

Variable interest entity - continued

The VIE Arrangement with Shanghai Kunjia, the WFOE - continued

The following condensed financial statement balances and amounts of the Company’s VIEs, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the Company, its subsidiaries and its VIEs.

	As of December 31,
	2024	2025
	RMB	RMB
Cash and cash equivalents	5,439	3,782
Accounts receivable, net	54,404	17,593
Prepaid expenses and other current assets, net	29,822	30,323
Deferred tax assets, net	18,550	12,981
Property and equipment, net	6,531	2,603
Right-of-use assets	24,643	15,132
Other non-current assets	511	—
TOTAL ASSETS	139,900	82,414
Payroll and welfare payables	64,442	64,472
Tax payables	25,935	41,600
Accrued expenses and other liabilities	184,996	119,730
Lease liabilities	23,521	14,293
TOTAL LIABILITIES	298,894	240,095

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenue	473,239	280,566	46,308
Operating loss	(1,140,806)	(1,274,173)	(1,161,172)
Net loss	(868,605)	(1,265,296)	(1,170,886)
Net cash used in operating activities	(1,095,655)	(1,368,916)	(1,169,567)
Net cash used in investing activities	(74,100)	(1,274)	(155)
Net cash used in financing activities	—	—	—

The VIEs contributed 9%, 5% and 1% of the Group’s consolidated revenue for the years ended December 31, 2023, 2024 and 2025, respectively. As of December 31, 2024 and 2025, the VIEs accounted for an aggregate of 3% and 1% of the consolidated total assets, and 13% and 6% of the consolidated total liabilities, respectively.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs were ever to need financial support, the Group may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

The Group believes that there are no assets held in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and the PRC statutory reserves. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. See Note 17 for disclosure of restricted net assets.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued
(c)
Use of estimates

Use of estimates
(c)
Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results may differ from these estimates. Changes in estimates are recorded in the period they are identified.

The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements include expected credit loss for financial guarantee in scope of ASC 326, allowance for credit losses on financial assets receivable, accounts receivables and contract assets, prepaid expenses and other receivables, impairment of long-term investments, valuation allowances for deferred tax assets, determination on the standalone selling price of each identified performance obligation and variable consideration for revenue recognition.

Fair value
(d)
Fair value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of financial instruments, which consist of cash and cash equivalents, restricted cash, accounts receivable and contract assets, financial assets receivable, certain current assets included in prepaid expenses and other current assets, certain investments, which are approximate to the fair values mainly due to the short-term nature of these instruments. The bank borrowings approximate their fair values, because the bearing interest rates approximate market interest rate, and market interest rates have not fluctuated significantly since the commencement of loan contracts signed. Held to maturity investments in long-term investments approximate their fair values, because the bearing interest rates approximate market interest rate, and market interest rates have not fluctuated significantly since the commencement of loan contracts signed.

The Group does not have any assets or liabilities that are recorded at fair value subsequent to initial recognition on a recurring basis other than the investment in convertible debt accounted for as available-for-sale debt security, which is classified as a level 2 fair value measurement. The fair value of available-for-sale investments is measured using discounted cash flow model based on contractual cash flow and a discount rate of prevailing market yield for instruments with similar terms as of the measurement date, as such, it is classified within Level 2 measurement. Fair value measurement on a nonrecurring basis as of December 31, 2024 included that used in impairment of an equity investment (see Note 6) which was classified as a Level 3 fair value. There is no fair measurement on a recurring basis as December 31, 2025.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Certain risks and concentrations
(e)
Certain risks and concentrations

Financial instrument that potentially exposes the Group to significant concentration of credit risk primarily includes cash and cash equivalents, restricted cash, accounts receivable and contract assets, financial assets receivable, and amounts due from related parties. As of December 31, 2024 and 2025, there were 99% of the Group’s cash and cash equivalents and restricted cash held in major financial institutions located in the PRC, and the rest were held in overseas major financial institutions which management considers to be of high credit quality. Accounts receivable, contract assets and financial assets receivable are typically unsecured and are derived from revenue earned from customers in the PRC. Prepaid expenses and other current assets primarily consist of (1) deposits to institutional funding partners for provision of the primary guarantee, (2) deposits to a third-party company, and (3) receivables from third party companies in relation to the back-to-back guarantee services (See Note 4). The risk with respect to accounts receivable and contract assets, and financial assets receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances. For the credit risk related to prepaid expenses and other current assets, the Group regularly monitors the financial condition and evaluates the credit quality of each counterparties.

As of December 31, 2025, Customer A accounted for 18% of accounts receivable and contract assets.

Foreign currency translation
(f)
Foreign currency translation

The functional currency of the Company is dollars (“US$”). The functional currency of the Group’s subsidiaries and VIEs in the PRC is Renminbi (“RMB”). The functional currency of subsidiaries outside of PRC is typically their local currency. The determination of the respective functional currency is based on the criteria stated in Accounting Standard Codification (“ASC”) Topic 830, Foreign Currency Matters. The Group also uses RMB as its reporting currency. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency are measured and recorded in the functional currency at the exchange rate prevailing on the transaction date. Transaction gains and losses are recognized in earnings.

Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component in the statements of comprehensive income.

Convenience translation
(g)
Convenience translation

The Group’s financial statements are stated in RMB. Translations of balances in the consolidated balance sheets, and the related consolidated statements of operations and comprehensive income, shareholders’ equity and cash flows from RMB into US dollars as of and for the year ended December 31, 2025 are included solely for the convenience of the readers and have been made at the rate of US$1.00=RMB6.9931, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate or at any other rate.

Foreign currency risk
(h)
Foreign currency risk

The Renminbi (“RMB”) is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the Peoples Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents and restricted cash denominated in RMB amounted to RMB669,464 and RMB465,062 as of December 31, 2024 and 2025, respectively.

Cash and cash equivalents
(i)
Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use.

Restricted cash
(j)
Restricted cash

Restricted cash represents (1) restricted deposits placed in funding banks in relation to the guarantee services provided by the Group, and (2) pledged deposit in exchange for revolving credit facility (See Note 14).

Guarantee Arrangement
(k)
Guarantee arrangement

Primary guarantee

Starting from the fourth quarter of year 2022, the Group provides guarantee services through its own licensed financing guarantee subsidiaries or through cooperation with third-party licensed financing guarantee companies for loans facilitated to the institutional funding partners. Under guarantee services through its own licensed financing guarantee subsidiaries, the Group is obligated to place deposits directly to institutional funding partners with an agreed percentage of outstanding loan balance subject to guarantee. The Group records deposits to funding banks under “restricted cash” and deposits to institutional funding partners other than funding banks under “Prepaid expenses and other current assets, net” on the consolidated balance sheets, respectively. Starting from year 2024, majority of the new guarantee services provided by the Group are through its own licensed financing guarantee subsidiary. Under the cooperation with licensed financing guarantee companies, these licensed financing guarantee companies initially reimburses the loan principal and interest to the institutional funding partners upon borrower’s default. Although the Group does not have direct contractual obligation to the institutional funding partners for defaulted principal and interest, the Group provides back-to-back guarantee to the licensed financing guarantee companies. As agreed in the back-to-back guarantee contract, the Group would compensate the licensed financing guarantee companies for actual losses incurred by them on defaulted principal and interest. When the licensed financing guarantee companies are required to place deposits to the institutional funding partners as part of the arrangement, the Group will also be obligated to place back-to-back deposits to the licensed financing guarantee companies of the same amount and with the same settlement terms. The deposit amount is typically set at an agreed percentage of outstanding loan balance subject to guarantee. The Group’s deposits to licensed financing guarantee companies are recorded under "Prepaid expenses and other current assets, net" on the consolidated balance sheets. Given that the Group effectively takes on all of the credit risk of the borrowers, the Group recognizes a stand-ready obligation for its guarantee exposure at the inception of guarantee in accordance with ASC Topic 460 with an associated financial assets receivable. The initial fair value of stand-ready guarantee liabilities based on expected default rate of underlying loans subject to guarantee on a pool basis according to the historical delinquency data by vintage, adjusted by specific risk characteristics for borrowers from various channels, and other pertinent information in assessing future performance of the loan portfolio. The Group also records a contingent guarantee liability with an allowance for credit losses pursuant to ASC Topic 326 Current expected credit loss (“CECL”). Subsequent to the initial recognition, the ASC 460 stand-ready guarantee is released into guarantee revenue on a straight-line basis over the term of the guarantee, while the contingent guarantee is reduced by the payouts made by the Group to compensate the institutional funding partners/licensed financing guarantee companies upon borrowers’ default. Allowance for credit losses under CECL model was included under “Allowance for uncollectible receivables, contract assets, prepaid expenses and other current assets and others” and revalued at each period end to reflect updated estimation for future net pay-out.

In 2024, a subsidiary of the Group entered into a one-year agreement with an oversea third-party funding partner to guarantee its principle and interests income with a pre-agreed rate. The maximum potential future payments under such agreement was US$3 million. In 2025, the Company further extended one year and increased cumulative principle amount of oversea guarantee limit to US$30 million. As of December 31, 2024 and 2025, the maximum potential future payments, including all outstanding principal and interests for which the Group provides primary guarantee, were RMB2,776,650 and RMB9,436,706, respectively.

The following table summarizes the aging of the Group’s contractual amounts of the outstanding principle and interests subject to guarantee:

	0-30 days
	past due	Current	Total loans
	RMB	RMB	RMB
December 31, 2024	—	2,776,650	2,776,650
December 31, 2025	—	9,436,706	9,436,706

In connection with the above back-to-back guarantee arrangements with the institutional funding partners and licensed financing guarantee companies, the Group also engages third-party companies to provide back-to-back guarantee services to the Group, pursuant to which the third-party companies are obligated to compensate the Group at an amount equal to the compensation the Group paid to the institutional funding partners and the third-party licensed financing guarantee companies. The Group pays a service fee to the third-party companies, which is typically set as a pre-agreed percentage of loan volume. As part of the arrangement, the Group also requests for a back-to-back deposit from the third-party companies. The Group records the deposits received from the third-party companies under "Accrued expenses and other current liabilities” on the consolidated balance sheets.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued
(k)
Guarantee arrangement - continued

Primary guarantee - continued

The Group records an estimated receivable for the amount determined to be probable of recovery (if any) from the third-party companies under “Prepaid expenses and other current assets” on the consolidated balance sheets in accordance with ASC326-20, with a corresponding amount recorded under “Allowance for uncollectible receivables, contract assets, prepaid expenses and other current assets and others”. The corresponding service fee have been included in “Facilitation and servicing expenses” on the consolidated statements of operations and comprehensive income.

As of December 31, 2025, the Company recorded contingent guarantee liabilities and corresponding recoverable assets of RMB589,760. During the year ended December 31, 2025, the net pay-out for contingent guarantee liabilities under primary guarantee business was RMB1,542,403.

Deferred guarantee income

The following table sets forth the activities of the Group’s obligations associated with the deferred guarantee income for the years ended December 31, 2024 and 2025:

	Year ended December 31,
	2024	2025
	RMB	RMB
Opening balances	886,862	229,503
Fair value of guarantee liabilities at inception of new loans	781,808	921,015
Release of guarantee liabilities	(1,439,167)	(691,615)
Ending balances	229,503	458,903

Financial assets receivable and expected credit loss under ASC 326

Financial assets receivable is recognized at loan inception which is equal to the stand-ready guarantee liability recorded at fair value in accordance with ASC 460. The financial assets receivable is accounted for as a financial asset, and reduced upon the receipt of the service fee payment. At each reporting date, the Group estimates an allowance for credit losses primarily based on expectations of lifetime credit losses based on historical default experience, known or inherent risks in the portfolio, current economic conditions and macroeconomics forecasts as well as other factors surrounding the credit risk of specific type of customers. If the carrying amounts of the financial assets receivable exceed the expected cash to be received, an impairment loss is recorded for the irrecoverable financial assets receivable and is recorded in the consolidated statements of operations and comprehensive income. Credit losses (Reversal of credit losses) of RMB7,207, RMB(5,957) and RMB(865) were recorded in the consolidated statements of operations and comprehensive income during the years ended December 31, 2023, 2024 and 2025, respectively.

The following table presents the Group’s financial assets receivable as of December 31, 2024 and 2025:

	Year ended December 31,
	2024	2025
	RMB	RMB
Financial assets receivable	294,733	601,985
Allowance for credit losses of financial assets receivable	(1,250)	(385)
Financial assets receivable, net	293,483	601,600

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SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued
(k)
Guarantee arrangement - continued

Secondary guarantee

For certain off-balance sheet loans facilitated between borrowers and institutional funding partners, guarantee services are provided by third-party guarantee companies who charge guarantee service fees directly from borrowers. Upon borrowers’ default, the third-party guarantee companies compensate institutional funding partners for unpaid principal and interest. In certain contracts, the Group provides commitment letter of balance complements to the institutional funding partners in the event that the guarantee companies are unable to fully reimburse the institutional funding partners. In some other contracts, the guarantee companies require a third-party company to act as counter guarantor and require the Group to provide a commitment letter of balance complements to compensate third-party guarantee companies in the event that the counter guarantor are unable to fully reimburse the guarantee companies or when the deposits are below the required threshold. The fair value of guarantee liabilities of the Group as a secondary guarantor was inconsequential and no compensation was accrued by the Group during the year of 2023. During the years of 2024 and 2025, the Group accrued guarantee liabilities of RMB3,051 and RMB3,286 arising from secondary guarantee, respectively. As of December 31, 2024 and 2025, the outstanding loan balance for which the Group provides secondary guarantee was RMB29,151,751 and RMB33,123,760, respectively.

Current Expected Credit Losses
(l)
Current Expected Credit Losses

The Group’s in-scope assets are primarily accounts receivable and contract assets, financial assets receivable from institutional funding partners and licensed financing guarantee companies, receivables from the third-party asset management company and amounts due from related parties. ASC Topic 326 also requires the expected credit losses related to guarantee contracts be recorded separately from and in addition to the stand ready guarantee liability accounted for in accordance with ASC Topic 460. The guarantee obligation is separated into the expected credit losses of the guarantee contracts accounted for in accordance with ASC Topic 326, and deferred guarantee income.

The Group estimates the allowance for accounts receivables and contract assets based on expected net accumulated loss rates for terms during which losses of such service fees are expected to occur, which are consistent with the terms during which the Group expects to collect service fees.

The Group establishes an allowance for amounts due from related parties and receivables from the third-party asset management company that are based on historical experience and other factors surrounding the credit risk of specific customers.

Property and equipment
(m)
Property and equipment

Property and equipment is generally stated at historical cost and depreciated on a straight-line basis over the estimated useful lives of the assets. Depreciation and amortization expense of long-lived assets are included in either facilitation and servicing expenses, selling and marketing expenses, general and administrative expenses, or research and development expenses as appropriate. Property and equipment consist of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives are:

Category	Estimated useful life
Office building	20-25 years

Electronic equipment	3-5 years

Office equipment & Furniture	3-5 years

Motor vehicles	4-10 years

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.

Long term Investment
(n)
Long-term investments

Equity securities without readily determinable fair values

Equity securities without readily determinable fair values and over which the Group has neither significant influence nor control through investments in common stock or in-substance common stock are measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes.

Available-for-sale debt securities

Investments in debt securities that do not meet the criteria of held-to-maturity or trading securities are classified as available-for-sale, which are measured at fair value with changes in fair value with the unrealized gains or losses recorded in accumulated other comprehensive income as a component of shareholders’ equity.

Held to maturity debt securities

The Company accounts for held to maturity investments under ASC 320. Such securities are accounted for at amortized cost and reviewed on a quarterly basis to determine if an allowance for credit losses should be recorded in the consolidated statements of income.

Valued-added taxes ("VAT")
(o)
Valued-added taxes (“VAT”)

The Group is subject to VAT at the rate of 6% or 3% given that they are classified as a general tax payer. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities.

Share-based compensation
(p)
Share-based compensation

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued and recognized as compensation expense on a graded vesting basis, over the requisite service period, with a corresponding impact reflected in additional paid-in capital. For grants of options and restricted stock units (“RSUs”) subject to service-based and company performance-based vesting conditions, the fair value is established based on the market price on the date of the grant.

The expected term represents the period that share-based awards are expected to be outstanding, giving consideration to the contractual terms of the share-based awards, vesting schedules and expectations of future employee exercise behavior. Expected volatilities were based on the average historical equity volatility of the Group. The Group adopted ASU 2016-09 and accounts for forfeitures of the share-based awards when they occur. Previously recognized compensation cost for the awards is reversed in the period that the award is forfeited. Amortization of share-based compensation is presented in the same line item in the consolidated statements of operations and comprehensive income as the cash compensation of those employees receiving the award.

Modifications of the terms or conditions of the awards are treated as an exchange of the original awards for new awards. Incremental compensation cost is measured and recognized as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before the terms are modified. When the Group cancels unvested options and restricted share units (“RSUs”), the remaining unrecognized expenses are recognized immediately on the cancellation date.

Revenue Recognition
(q)
Revenue Recognition

The Group has adopted ASU 2014-09, Revenue from Contracts with Customers (Topic 606) and all subsequent ASUs that modified ASC Topic 606 on January 1, 2018.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Group applies the following steps:

•
Step 1: Identify the contract (s) with a customer
•
Step 2: Identify the performance obligations in the contract
•
Step 3: Determine the transaction price
•
Step 4: Allocate the transaction price to the performance obligations in the contract
•
Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

Loan facilitation services

The Group provides service through its facilitation of loan transactions between borrowers and institutional funding partners. The Group’s service mainly consist of performing credit assessment on the borrowers, referring qualified borrowers to the institutional funding partners, and facilitating the execution of loan agreements between the parties.

The Group identifies the loan facilitation service as one performance obligation under ASC Topic 606, as the Group does not retain any further obligations after the facilitation of a loan. The Group follows the guidance on immaterial promises when identifying performance obligations and concludes that promises related to post-facilitation service, if any, are immaterial in the context of the contract and do not constitute a performance obligation.

The Group assesses ability and intention to pay the service fees of the customers when they become due and determines if the collection of the service fees is probable, based on historical experiences as well as the credit due diligence performed before cooperation. The Group determines the total transaction price to be the service fees chargeable according to the contracts, net of value-added tax, which are normally settled through third-party licensed financing guarantee companies and other cooperative financial institutions. Under certain agreements, the transaction price includes variable consideration due to borrowers’ actual repayment to institutional funding partners. The Group estimates variable consideration for these contracts using the expected value approach on the basis of historical information.

The Group recognizes revenue when (or as) the entity satisfies the service/ performance obligation by transferring the promised service (that is, an asset) to customers based on the underlying contract terms excluding consideration of impairment of contract assets or accounts receivable. Revenues from loan facilitation services are recognized at the time a loan is facilitated between the institutional funding partners and the borrower and the principal loan balance is transferred to the borrower, at which time the facilitation service is considered completed.

In some cases, the institutional funding partners engage third-party licensed financing guarantee companies to provide guarantee on the performance of the loans the Group facilitates. The Group may, at the request of the institutional funding partner or the third-party licensed financing guarantee company to provide back-to-back guarantee. See details of guarantee arrangement accounting in Note 2(k).

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SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued
(q)
Revenue Recognition – continued

Guarantee revenue

The stand-ready guarantee liabilities are released into guarantee revenue over the term of the guarantee (see accounting policy for Guarantee arrangement 2(k)). The Group started to provide primary guarantee since the fourth quarter of 2022. For the years ended December 31, 2023, 2024 and 2025, revenue from the releasing of guarantee liabilities were RMB1,393,081, RMB1,357,705 and RMB652,467, respectively.

Other revenue

Other revenues primarily include service fees charged to the third-party financial service providers for the referral service of borrowers and investors, and interest income generated from loan services to oversea individuals.

Interest income generated from oversea individuals is recognized over the terms of loans receivable using the effective interest rate method under ASC Topic 310. Interest income is not recorded when reasonable doubt exists as to the full, timely collection of interest income or principal. Interest collected upfront at the loan inception is recorded as deferred revenue. The Group no longer provided this service since 2025.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued
(q)
Revenue Recognition - continued

The following table illustrates the disaggregation of revenue by product and services the Group offered in 2023, 2024 and 2025, respectively, net of VAT and surcharges:

		Year Ended December 31,
		2023	2024	2025
		RMB	RMB	RMB
Revenue from loan facilitation services	At a point in time	3,489,184	4,011,776	5,112,466
Revenue from the releasing of guarantee liabilities	Overtime	1,393,081	1,357,705	652,467
Other revenue - referral services	At a point in time	477,722	388,081	452,207
Other revenue - others	At a point in time/Overtime	106,886	43,470	5,050
Total net revenue		5,466,873	5,801,032	6,222,190

Accounts receivable and contract assets

Contract assets represent the Group’s right to consideration in exchange for services that the Group has transferred to the customer before payment is due. For the loans facilitated with borrowers who have the early repayment options and the Group will not request for the remaining monthly service fees, the Group’s right to consideration for the service fees of facilitation service is conditional on whether or not the borrowers repay in advance. In these instances, the Group records a corresponding contract asset when recognizing revenue from loan facilitation service. The Group only recognizes accounts receivable and contract assets to the extent that the Group believes it is probable that it will collect substantially all of the consideration to which it will be entitled to in exchange for the services transferred to the customer.

Accounts receivable and contract assets are stated at the historical carrying amount net of write-offs and allowance for collectability in accordance with ASC Topic 326. The Group established an allowance for receivables and contract assets based on estimates, which incorporate historical experience and other factors surrounding the credit risk of specific type of customers. The Group evaluates and adjusts its allowance for receivables and contract assets on a quarterly basis or more often as necessary. Revenue recognized for the years ended December 31, 2023, 2024 and 2025 from performance obligations satisfied (or partially satisfied) in prior periods pertaining to adjustments to variable consideration due to the change of estimated receivables, change of estimated prepayment rate and referral fees was immaterial.

Practical expedients

The Group determines that the acquisition cost paid based on the amount of loans facilitated represents costs to obtain a contract qualifying for capitalization since these payments are directly related to sales achieved during a period. The Group elects to expense such expenses when incurred as the amortization period would have been less than a year.

Employee defined contribution plan
(r)
Employee defined contribution plan

Full time employees of the Group in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Group makes contributions to the government for these benefits based on a certain percentage of the employee’s salaries. The Group has no legal obligation for the benefits beyond the contributions. The total amount that was expensed as incurred was RMB94,300, RMB114,374 and RMB133,934 for the years ended December 31, 2023, 2024 and 2025, respectively.

Facilitation and servicing expense
(s)
Facilitation and servicing expense

Facilitation and servicing expenses primarily consist of variable expenses including costs related to back-to-back guarantee service fee to third-party companies, credit assessment, user and system support, payment processing services and collection, associated with facilitating and servicing loans, salaries and benefits and share-based compensation for the personnel who work on credit assessment, data processing and analysis, loan facilitation, user and system support.

Sales and marketing expenses
(t)
Sales and marketing expenses

Sales and marketing expenses primarily consist of variable marketing and promotional expenses, including those expenses related to acquisition and retention of borrowers and institutional funding partners, and general brand and awareness building. Salaries and benefits expenses as well as share-based compensation related to the Group’s sales and marketing personnel and other expenses related to the Group’s sales and marketing team are also included in the sales and marketing expenses. The Group’s borrower acquisition expenses include charges by third-party online channels for online marketing services such as search engine marketing, search engine optimization, information feeds, and referral fees charged by other parties relating to borrower acquisition. The Group expenses all advertising costs as incurred and classifies these costs under sales and marketing expenses. For the years ended December 31, 2023, 2024 and 2025, the advertising expenses were RMB12,658, RMB12,855 and RMB12,474, respectively.

Research and development expenses
(u)
Research and development expenses

Research and development expenses primarily consist of salaries and other compensation expenses for employees engaged in research and development activities, technology infrastructure expenses and server expenses.

Government grant
(v)
Government grant

Government grants are primarily referred to the amounts received from various levels of local governments from time to time which are granted for general corporate purposes and to support its ongoing operations in the region. The grants are determined at the discretion of the relevant government authority and there are no restrictions on their use. The government subsidies are recorded as other income in the period the cash is received and when all the conditions for their receipt have been satisfied. The government grants received by the Group amount to RMB15,398, RMB28,165 and RMB61,229 for the years ended December 31, 2023, 2024 and 2025, respectively.

Income taxes
(w)
Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are recognized to the extent that these assets are more likely than not to be realized. In making such a determination, the management consider all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation. Deferred tax assets are then reduced by a valuation allowance through a charge to income tax expense when, in the opinion of management, it is more like than not that a portion of or all of the deferred tax assets will not be realized.

The Group accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step process to determine the amount of the benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained (defined as a likelihood of more than fifty percent of being sustained upon an audit, based on the technical merits of the tax position), the tax position is then assessed to determine the amount of benefits to recognize in the consolidated financial statements. The amount of the benefits that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

The Group is subject to tax in local and foreign jurisdictions. As a result of its business activities, the Group will file tax returns that are subject to examination by the relevant tax authorities. Tax returns of the Group's major subsidiaries in PRC, Hong Kong, Singapore and Indonesia remain subject to examination by relevant tax authorities for five years, seven years, four years, five years and indefinite years, respectively, from the date of filing.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax.

Comprehensive income
(x)
Comprehensive income

Comprehensive income is defined to include all changes in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. During the periods presented, comprehensive income is reported on the consolidated statements of operations and comprehensive income, and other comprehensive loss includes foreign currency translation adjustments and fair value changes of available-for-sale debt securities.

Income per share
(y)
Income per share

Basic income per share is computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary share equivalents of stock options are calculated using the treasury stock method. Ordinary share equivalents are excluded from the computation in income periods should their effects be anti-dilutive.

Segment reporting
(z)
Segment reporting

The Group uses the management approach to determine operating segment. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (‘‘CODM’’) for making decisions, allocation of resource and assessing performance.

The Group operates and manages its business as a single operating and reportable segment. The Group’s CODM has been identified as the Chief Executive Officer who reviews the consolidated net income when making decisions about allocating resources and assessing performance of the Group. Significant segment expenses are the same as these presented under the operating costs and expenses in the consolidated statements of operations, and the difference between net revenue less the significant segment expenses and consolidated net income are the other segment items. The CODM reviews and utilizes these financial metrics together with non-financial metrics to make operation decisions, such as the determination of the fee rate at which the Company charges for its services and the allocation of budget between operating costs and expense.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued
(z)
Segment reporting - continued
The Group’s long-lived assets are substantially all located in the PRC and substantially all of the Group’s revenues are derived from within the PRC. Therefore, no geographical segments are presented.
Operating leases

(aa) Operating leases

The Group leases administrative office spaces under operating leases and accounts for the leases under ASC 842. The Group determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets on its consolidated balance sheets at the lease commencement. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on the more readily determinable of the rate implicit in the lease or its incremental borrowing rate, which is the estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The discount rate used to determine the present value of the future lease payments is the Group’s incremental borrowing rate, because the interest rate implicit in most of the Group’s leases is not readily determinable. The Group’s incremental borrowing rate represents the rate would be incurred to borrow on a collateralized basis over a similar term for an amount equal to the lease payments in a similar economic environment. As of December 31, 2025, the Group’s operating leases had a weighted average remaining lease term of 1.3 years and a weighted average discount rate of 3.98%. The Group measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group considers only payments that are fixed and determinable at the time of lease commencement. The Group begins recognizing operating lease expense when the lessor makes the underlying asset available to the Group. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise.

Additionally, the Group elects not to recognize lease with lease term of 12 months or less at the commencement date in the consolidated balance sheets and records its operating lease expense in its consolidated statements of operations and comprehensive income on a straight-line basis over the lease term. Operating lease expenses (including fixed lease cost and short-term lease cost) were RMB22,654, RMB25,327 and RMB25,827 for the years ended December 31, 2023, 2024 and 2025, respectively. Total lease expense related to short-term leases was RMB1,621, RMB1,770 and RMB149 for the years ended December 31, 2023, 2024 and 2025, respectively.

Treasury shares

(ab) Treasury shares

The Group accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account in the consolidated balance sheets. When treasury shares are retired or repurchased for constructive retirement, the excess of repurchase price over par or stated value is accounted for entirely as a deduction from additional paid-in capital.

Dividends	(ac) Dividends Dividends of the Company are recognized when declared.
Recent accounting pronouncements

(ad) Recent accounting pronouncements

Recent adopted Accounting pronouncement

In December 2023, the FASB issued Accounting Standards Update (“ASU”) No. 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The Group adopted this ASU on a prospective basis effective from January 1, 2025. The required information has been disclosed in Note 9.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

(ad) Recent accounting pronouncements - continued

Recent Accounting pronouncement Not Yet Adopted

In November 2024, the FASB issued ASU No.2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). The amendments in this update intend to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions(such as cost of sales, selling, general and administrative expenses, and research and development). In January 2025, the FASB issued ASU No. 2025 - 01, which clarifies the effective date of ASU No. 2024 - 03. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Group is currently evaluating the impact from the adoption of this ASU on its consolidated financial statements.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendments in this update provide a practical expedient permitting an entity to assume that conditions at the balance sheet date remain unchanged over the life of the asset when estimating expected credit losses for current classified accounts receivable and contract assets. This update is effective for annual periods beginning after December 15, 2025, including interim periods within those fiscal years. Adoption of this ASU can be applied prospectively for reporting periods after its effective date. Early adoption is permitted. The Group is currently evaluating the impact from the adoption of this ASU on its consolidated financial statements.

In December 2025, the FASB issued ASU No. 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. The ASU establishes authoritative guidance in GAAP about accounting for government grants received by business entities, clarifies the appropriate accounting, in an effort to reduce diversity in practice, and increase consistency of application across business entities. The ASU is effective for annual reporting periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. Adoption of this ASU can be applied a modified prospective approach, a modified retrospective approach, or a retrospective approach. Early adoption is permitted. The Group is currently evaluating the impact from the adoption of this ASU on its consolidated financial statements.